UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-06485
SELIGMAN GLOBAL FUND SERIES, INC.
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 10/31
Date of reporting period: 07/31

Portfolio of Investments
Seligman Emerging Markets Fund
July 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (97.5%)(c)

Issuer	Shares		Value(a)
Brazil (14.2%)
Amil Participacoes	63,600		$364,743
Banco Bradesco ADR	19,600		309,092
BM&FBOVESPA	108,900		703,918
Cia Brasileira de Distribulcao Grupo Pao de Ac ADR	15,200		711,360
Cia Energetica de Minas Gerais ADR	45,825		654,381
Cia Paranaense de Energia	27,100		413,962
Cyrela Brazil Realty	98,300		1,014,217
Itaú Unibanco Holding ADR	87,900		1,572,531
Lojas Renner	30,300		444,979
PDG Realty	26,800		380,651
Petroleo Brasileiro ADR	65,200		2,688,848
Tam ADR	61,500	(b)	755,835
Vale ADR	78,916		1,557,013
Vivo Participacoes	23,800		542,141

Total			12,113,671

China (10.3%)
China Construction Bank Series H	1,491,000		1,202,412
China Life Insurance Series H	365,000		1,620,119
China Railway Construction Series H	340,500		546,554
China Shenua Energy	298,500		1,226,731
Golden Meditech	1,044,000	(b)	196,675
Industrial & Commercial Bank of China Series H	1,776,000		1,278,712
NetEase.com ADR	10,300	(b)	453,818
PetroChina ADR	7,500		883,125
Simcere Pharmaceutical Group ADR	55,573	(b)	526,832
Weichai Power Series H	183,000		832,349

Total			8,767,327

Egypt (3.7%)
EFG-Hermes Holding	262,269		1,187,964
Orascom Construction Inds	30,753		1,173,580
Orascom Telecom Holding GDR	24,700		854,620

Total			3,216,164

Hong Kong (6.4%)
China Mobile ADR	48,000		2,518,561
China Overseas Land & Investment	228,517		562,591
CNOOC ADR	4,500		599,985
Hong Kong Exchanges and Clearing	33,600		632,543
Shangri-La Asia	754,000		1,196,663

Total			5,510,343

Hungary (1.5%)
Magyar Telekom Telecommunications	153,495		558,753
Richter Gedeon	3,835		758,571

Total			1,317,324

Issuer	Shares		Value(a)
India (9.2%)
Bharti Airtel	45,874		393,206
Crompton Greaves	69,261		423,222
Educomp Solutions	13,174	(b)	1,122,057
Glenmark Pharmaceuticals	41,524	(b)	216,496
ICICI Bank ADR	14,800		463,980
Indiabulls Real Estate	102,031	(b)	523,454
Infrastructure Development Finance	198,901		559,992
Lanco Infratech	58,742	(b)	500,563
Mahindra & Mahindra	33,822		600,402
Piramal Healthcare	141,394		917,956
Piramal Life Sciences	37,523	(b)	55,717
Sterlite Inds India	39,989		537,913
Tata Consultancy Services	102,454		1,121,118
United Spirits	24,031		515,702

Total			7,951,778

Indonesia (2.2%)
Bank Mandiri	1,842,000		774,846
Bumi Resources	1,720,000	(d)	485,239
Indosat	1,220,000		669,924

Total			1,930,009

Israel (3.9%)
Bezeq Israeli Telecommunication	278,380		554,548
Cellcom Israel	16,800		474,405
Teva Pharmaceutical Inds ADR	44,300		2,362,962

Total			3,391,915

Malaysia (1.6%)
Genting Group	504,500		930,944
Tenaga Nasional	208,700		482,869

Total			1,413,813

Mexico (4.8%)
America Movil ADR Series L	47,500		2,042,975
Cemex	660,192	(b)	621,257
Desarrolladora Homex ADR	12,400	(b)	436,852
Grupo Aeroportuario del Sureste ADR	10,100		448,238
Wal-Mart de Mexico Series V	182,100		620,648

Total			4,169,970

Papua New Guinea (0.3%)
New Britain Palm Oil	38,728		226,426

Peru (1.0%)
Compania de Minas Buenaventura ADR	33,900		883,095

Russia (6.6%)
Gazprom ADR	83,172		1,717,502
Mechel ADR	77,100		823,428
MMC Norilsk Nickel ADR	194,413	(b)	1,946,074
Rosneft Oil GDR	193,735		1,183,721

Total			5,670,725

Singapore (1.8%)
Golden Agri-Resources	5,364,007		1,584,062

Issuer	Shares		Value(a)
South Africa (8.7%)
Adcock Ingram Holdings	113,375		672,068
Anglo Platinum	16,423		1,173,525
Aspen Pharmacare Holdings	79,820	(b)	612,022
Barloworld	184,196		1,080,015
Harmony Gold Mining ADR	68,600	(b)	635,236
Impala Platinum Holdings	32,141		778,632
MTN Group	27,276		449,913
Naspers Series N	16,530		493,131
Sasol	27,481		984,500
Truworths Intl	117,963		607,905

Total			7,486,947

South Korea (7.4%)
Dong-A Pharmaceutical	6,524		489,220
Korean Air Lines	19,480	(b)	708,176
LG Display	19,450		561,393
LG Electronics	9,338		984,588
LG Telecom	31,220		219,623
Samsung Card	12,440		506,432
Samsung Electronics	1,778		1,048,096
Samsung Securities	17,046		1,065,895
Shinsegae	1,804		779,942

Total			6,363,365

Taiwan (9.4%)
Advanced Semiconductor Engineering	977,000		704,281
Advanced Semiconductor Engineering ADR	22,500		79,200
Chinatrust Financial Holding	1,053,000		665,988
Chunghwa Telecom ADR	28,012		489,081
Hon Hai Precision Industry	516,946		1,780,507
HTC	57,000		777,478
MediaTek	51,102		734,412
Taiwan Mobile	507,000		775,768
Taiwan Semiconductor Mfg	1,107,310		1,987,947

Total			7,994,662

Thailand (1.9%)
Bangkok Bank	344,900		1,140,207
PTT Chemical	192,600		322,604
Siam Cement	24,200		131,205

Total			1,594,016

Turkey (1.5%)
Aksigorta	157,744		478,288
Cimsa Cimento Sanayi VE Tica	34,430		109,543
Ford Otomotiv Sanayi	138,741		702,689

Total			1,290,520

United Kingdom (1.1%)
Hikma Pharmaceuticals	84,024		610,206
Vedanta Resources	12,204		359,612

Total			969,818

Total Common Stocks (Cost: $64,439,467)			$83,845,950

Exchange Traded Funds (1.0%)

Issuer	Shares	Value(a)
United States
iShares MSCI Emerging Markets Index Fund	24,300	$867,996

Total Exchange Traded Funds (Cost: $767,217)		$867,996

Other (—%)(c)

Issuer	Shares		Value(a)
Singapore
Golden Agri-Resources Warrants	336,338	(b,e)	$29,213

Total Other (Cost: $—)			$29,213

Total Investments in Securities (Cost: $65,206,684)(f)			$84,743,159

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at July 31, 2009:

	Percentage of net
Industry	assets	Value
Airlines	1.7%	$1,464,011
Automobiles	1.5	1,303,091
Beverages	0.6	515,702
Biotechnology	0.1	55,717
Capital Markets	2.6	2,253,859
Commercial Banks	8.6	7,407,768
Computers & Peripherals	0.9	777,478
Construction & Engineering	2.6	2,220,697
Construction Materials	1.0	862,005
Consumer Finance	0.6	506,432
Diversified Consumer Services	1.3	1,122,057
Diversified Financial Services	2.2	1,896,453
Diversified Telecommunication Services	2.6	2,272,306
Electric Utilities	1.8	1,551,212
Electrical Equipment	0.5	423,222
Electronic Equipment, Instruments & Components	2.7	2,341,900
Food & Staples Retailing	2.5	2,111,950
Food Products	2.1	1,839,701
Health Care Equipment & Supplies	0.2	196,675
Hotels, Restaurants & Leisure	2.5	2,127,607
Household Durables	3.3	2,816,308
Industrial Conglomerates	1.3	1,080,015
Insurance	2.9	2,463,150
Internet Software & Services	0.5	453,818
IT Services	1.3	1,121,118
Machinery	1.0	832,349
Media	0.6	493,131
Metals & Mining	10.1	8,694,528
Multiline Retail	0.5	444,979
Oil, Gas & Consumable Fuels	11.7	10,092,255
Pharmaceuticals	8.3	7,166,333
Real Estate Management & Development	1.3	1,086,045
Semiconductors & Semiconductor Equipment	5.3	4,553,936
Specialty Retail	0.7	607,905
Transportation Infrastructure	0.5	448,238
Wireless Telecommunication Services	9.6	8,271,212
Exchange Traded Funds	1.0	867,996

Total		$84,743,159

Investment in Derivatives
Forward Foreign Currency Contracts Open at July 31, 2009

			Unrealized	Unrealized
Exchange date	Currency to be delivered	Currency to be received	appreciation	depreciation

Aug. 3, 2009	54,801 South African Rand	54,715 U.S. Dollar	$—	$(86)

Aug. 4, 2009	192,235 Hong Kong Dollar	192,236 U.S. Dollar	1	—

Aug. 4, 2009	48,135 South African Rand	47,231 U.S. Dollar	—	(904)

Aug. 4, 2009	39,055 Turkish Lira	39,053 U.S. Dollar	—	(2)

Aug. 5, 2009	48,412 South African Rand	47,685 U.S. Dollar	—	(727)

Sept. 24, 2009	1,013,037 South Korean Won	944,034 U.S. Dollar	—	(69,003)

Sept. 24, 2009	843,784 U.S. Dollar	1,013,037 South Korean Won	169,253	—

Sept. 29, 2009	2,961,278 South African Rand	2,592,614 U.S. Dollar	—	(368,663)

Sept. 29, 2009	2,283,839 U.S. Dollar	2,961,278 South African Rand	677,439	—

Jan. 28, 2010	1,217,960 Israeli Shekel	1,307,361 U.S. Dollar	—	(89,401)

Jan. 28, 2010	1,307,361 U.S. Dollar	1,271,964 Israeli Shekel	35,397	—

Feb. 4, 2010	341,788 Hungarian Forint	445,462 U.S. Dollar	—	(103,674)

Feb. 26, 2010	505,600	419,280	—	(86,320)
	Mexican Peso	U.S. Dollar

Total			$882,090	$(718,780)

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated April 30, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	Security valued by management at fair value according to procedures approved, in good faith, by the Board.

(e)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at July 31, 2009 was $29,213, representing 0.03% of net assets. Information concerning such security holdings at July 31, 2009 is as follows:

Acquisition
Security	dates	Cost

Golden Agri-Resources Warrants	07-15-09	$—

(f)	At July 31, 2009, the cost of securities for federal income tax purposes was approximately $65,207,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$21,039,000
Unrealized depreciation	(1,503,000)

Net unrealized appreciation	$19,536,000

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fund Merger — In June 2009, shareholders of Seligman Emerging Markets Fund approved the merger of Seligman Emerging Markets Fund into Threadneedle Emerging Markets Fund. The merger occurred on August 14, 2009.

Fair Value Measurements
Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Security Valuation and Risk in the most recent Semiannual Report dated April 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2009:

	Fair value at July 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$83,845,950	$—	$—	$83,845,950
Other	29,213	—	—	29,213

Total Equity Securities	83,875,163	—	—	83,875,163

Other
Exchange Traded Funds	867,996	—	—	867,996

Total Other	867,996	—	—	867,996

Investments in Securities	84,743,159	—	—	84,743,159
Other Financial Instruments (b)	—	163,310	—	163,310

Total	$84,743,159	$163,310	$—	$84,906,469

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Portfolio of Investments
Seligman Global Growth Fund
July 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (95.6%)(c)

Issuer	Shares		Value(a)
Australia (0.5%)
CSL	3,609		$92,212

Brazil (2.2%)
Itaú Unibanco Banco Múltipo ADR	11,441		204,679
Petroleo Brasileiro ADR	5,100		210,324

Total			415,003

Canada (3.7%)
Barrick Gold	6,112		213,309
Canadian Natural Resources	4,017		241,486
Research In Motion	2,957	(b)	224,732

Total			679,527

China (0.7%)
Ping An Insurance Group of China Series H	15,685		138,735

Denmark (1.9%)
Carlsberg Series B	1,908		132,381
Vestas Wind Systems	3,245	(b)	228,560

Total			360,941

Germany (5.3%)
Daimler	4,852		224,548
Metro	5,145		297,947
Munich Re Group	1,236		186,896
Siemens	3,432		273,931

Total			983,322

Hong Kong (1.4%)
BOC Hong Kong Holdings	67,500		143,709
Li & Fung	40,000		117,935

Total			261,644

Ireland (0.8%)
Accenture Cl A	4,400		154,308

Israel (1.6%)
Teva Pharmaceutical Inds ADR	5,596		298,491

Japan (5.3%)
Daiichi Sankyo	9,139		166,120
Nissan Motor	28,100		204,607
Shin-Etsu Chemical	3,749		202,060
SMC	1,700		191,873
SoftBank	10,711		228,086

Total			992,746

Issuer	Shares		Value(a)
Spain (3.4%)
Banco Santander	15,829		229,220
Inditex	2,642		142,115
Telefonica	10,733		267,022

Total			638,357

Switzerland (6.9%)
Julius Baer Holding	5,042		240,151
Nestlé	8,388		345,206
Roche Holding	2,384		375,898
Xstrata	22,599		305,100

Total			1,266,355

Taiwan (0.9%)
Taiwan Semiconductor Mfg ADR	16,398		171,683

United Kingdom (8.8%)
BG Group	12,203		203,641
BHP Billiton	12,397		323,674
British American Tobacco	10,203		316,670
Reckitt Benckiser Group	5,640		270,958
Standard Chartered	12,729		302,150
WPP Group	26,278		202,690

Total			1,619,783

United States (52.2%)
Allergan	2,642		141,162
Altera	9,074		169,593
Amazon.com	1,500	(b)	128,640
American Tower Cl A	6,443	(b)	219,642
Amgen	5,716	(b)	356,164
Apple	2,071	(b)	338,381
Bank of America	24,400		360,876
Best Buy	5,962		222,800
Cisco Systems	23,500	(b)	517,235
Comcast Cl A	12,143		180,445
Danaher	2,654		162,531
Deere & Co	3,624		158,514
EOG Resources	2,300		170,269
Gap	10,600		172,992
Gilead Sciences	4,127	(b)	201,934
Goldman Sachs Group	1,200		195,960
Google Cl A	660	(b)	292,413
Hess	3,939		217,433
Hewlett-Packard	4,892		211,824
Illinois Tool Works	5,406		219,213
Intuitive Surgical	587	(b)	133,437
JPMorgan Chase & Co	5,479		211,763
Kohl’s	2,867	(b)	139,193
Lockheed Martin	2,441		182,489
Lowe’s Companies	9,219		207,059
MetroPCS Communications	25,057	(b)	296,926
MGM MIRAGE	25,900	(b)	187,257
Monsanto	2,239		188,076

Issuer	Shares		Value(a)
Natl Oilwell Varco	5,312	(b)	190,913
NetApp	8,816	(b)	198,007
NVIDIA	14,800	(b)	191,364
Oracle	20,538		454,506
Parker Hannifin	3,600		159,408
Praxair	2,162		169,025
Precision Castparts	2,800		223,468
Prudential Financial	3,286		145,471
QUALCOMM	5,909		273,055
Schlumberger	5,406		289,221
St. Jude Medical	6,084	(b)	229,427
SunPower Cl A	9,579	(b)	308,444
UnitedHealth Group	6,641		186,346
Visa Cl A	3,242		212,221
Western Union	14,053		245,647

Total			9,660,744

Total Common Stocks (Cost: $17,527,261)			$17,733,851

Total Investments in Securities (Cost: $17,527,261)(d)			$17,733,851

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at July 31, 2009:

	Percentage of net
Industry	assets	Value
Aerospace & Defense	2.2%	$405,957
Automobiles	2.3	429,155
Beverages	0.7	132,381
Biotechnology	3.5	650,310
Capital Markets	2.3	436,111
Chemicals	3.0	559,161
Commercial Banks	4.7	879,758
Communications Equipment	5.5	1,015,022
Computers & Peripherals	4.0	748,212
Distributors	0.6	117,935
Diversified Financial Services	3.1	572,639
Diversified Telecommunication Services	1.4	267,022
Electrical Equipment	2.9	537,004
Energy Equipment & Services	2.6	480,134
Food & Staples Retailing	1.6	297,947
Food Products	1.9	345,206
Health Care Equipment & Supplies	2.0	362,864
Health Care Providers & Services	1.0	186,346
Hotels, Restaurants & Leisure	1.0	187,257
Household Products	1.5	270,958
Industrial Conglomerates	1.5	273,931
Insurance	2.5	471,102
Internet & Catalog Retail	0.7	128,640
Internet Software & Services	1.6	292,413
IT Services	3.3	612,176
Machinery	4.8	891,539
Media	2.1	383,135
Metals & Mining	4.5	842,083
Multiline Retail	0.8	139,193
Oil, Gas & Consumable Fuels	5.7	1,043,153
Pharmaceuticals	5.3	981,671
Semiconductors & Semiconductor Equipment	2.9	532,640
Software	2.4	454,506
Specialty Retail	4.0	744,966
Tobacco	1.7	316,670
Wireless Telecommunication Services	4.0	744,654

Total		$17,733,851

Investments in Derivatives
Forward Foreign Currency Contracts Open at July 31, 2009

	Currency to be	Currency to be	Unrealized	Unrealized
Exchange date	delivered	received	appreciation	depreciation

Aug. 3, 2009	140,840 European Monetary Unit	138,520 U.S. Dollar	$—	$(2,320)
Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated April 30, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	At July 31, 2009, the cost of securities for federal income tax purposes was approximately $17,527,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$2,137,000
Unrealized depreciation	(1,930,000)

Net unrealized appreciation	$207,000

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fund Merger — In June 2009, shareholders of Seligman Global Growth Fund approved the merger of Seligman Global Growth Fund into Threadneedle Global Equity Fund. The merger occurred on August 14, 2009.

Fair Value Measurements
Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements - Security Valuation and Risk in the most recent Semiannual Report dated April 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2009:

	Fair value at July 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	Inputs	Total

Equity Securities
Common Stocks (a)	$17,773,851	$—	$—	$17,733,851

Total Equity Securities	17,733,851	—	—	17,733,851

Investment in Securities	17,733,851	—	—	17,733,851
Other Financial Instruments (b)	—	(2,320)	—	(2,320)

Total	$17,733,851	$(2,320)	$—	$17,733,851

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Portfolio of Investments
Seligman Global Smaller Companies Fund
July 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (95.7%)(c)

Issuer	Shares		Value(a)
Australia (4.5%)
AJ Lucas Group	141,290		$426,459
Ausenco	70,953		244,414
Bendigo Bank	85,918		589,056
Incitec Pivot	226,912		523,630

Karoon Gas Australia	84,650	(b)	799,060
Nufarm	32,641		295,836
Sims Group	20,185		470,016
Whitehaven Coal	117,533		306,600

Total			3,655,071

Belgium (0.4%)
Eurofins Scientific	5,621		318,777

Bermuda (0.9%)
Platinum Underwriters Holdings	11,980		404,325
Textainer Group Holdings	29,000		348,580

Total			752,905

Brazil (3.4%)
Brasil Brokers Participacoes	190,100		520,836
COPASA	25,800		352,604
Cosan Industria Comercio	46,600	(b)	428,247
General Shopping Brasil	145,100	(b)	404,547
Hypermarcas	17,600	(b)	252,804

Lojas Americanas	79,000		440,513
PDG Realty	25,800		366,576

Total			2,766,127

Canada (3.7%)
Allen-Vanguard	306,000	(b)	36,935
First Quantum Minerals	6,200		409,098
Gildan Activewear	16,900	(b)	280,878
Gluskin Sheff +Associates	18,800		305,473
Mahalo Energy	110,300	(b)	2,048
New Gold	145,800	(b)	431,567
Oilsands Quest	308,100	(b)	261,885
Silvercorp Metals	113,500		416,264
Uranium Participation	53,000	(b)	363,660
Value Creation	58,000	(b,e)	270,877
Viterra	27,000	(b)	227,377

Total			3,006,062

China (0.7%)
China High Speed Transmission Equipment Group	86,000		215,502
WuXi PharmaTech Cayman ADR	35,800	(b)	383,060

Total			598,562

Issuer	Shares		Value(a)
Finland (0.8%)
Nokian Renkaat	19,395		409,622
Outotec	10,111		239,624

Total			649,246

France (4.1%)
APRIL Group	12,875		498,702
bioMerieux	3,890		378,519
Gameloft	64,385	(b)	254,161
Imerys	7,725		411,347
Klepierre	11,032		315,377
Seche Environnement	4,248		283,561
Sechilienne-Sidec	14,130		544,293
Vilmorin & Cie	3,361		328,721
Virbac	3,587		327,310

Total			3,341,991

Germany (2.0%)
ElringKlinger	22,484		431,284
Hochtief	9,267		556,253
Kontron	31,863		366,442
Praktiker Bau-und Heimwerkermaerkte Holding	26,385		264,337

Total			1,618,316

Hong Kong (1.1%)
ASM Pacific Technology	63,000		427,591
Sa Sa Intl Holdings	1,108,000		517,549

Total			945,140

India (0.3%)
Educomp Solutions	2,927	(b)	250,629

Italy (1.3%)
Bulgari	38,731		238,858
DiaSorin	15,434		430,662
Immobiliare Grande Distribuzione	232,209		400,414

Total			1,069,934

Japan (18.1%)
77 Bank	42,000		248,626
AEON Delight	13,400		187,827
Asics	44,000		416,279
Canon Marketing Japan	14,900		237,518
Cosmos Pharmaceutical	22,000		466,279
CyberAgent	302		285,720
Daiichi Chuo Kisen Kaisha	75,000		199,789
EPS	104		441,945
FamilyMart	12,500		406,977
Gourmet Navigator	173		510,405
Gree	2,200		177,907
Hitachi Koki	26,300		242,427
Hitachi Metals	41,000		403,066
Jafco	14,100		494,841
Kobayashi Pharmaceutical	7,600		293,235
Kureha	76,000		440,254

Issuer	Shares		Value(a)
Makita	10,100		250,898
MANDOM	21,100		588,837
MIURA	19,100		461,348
Modec	25,300		436,733
Mori Seiki	26,400		299,442
Moshi Moshi Hotline	20,550		393,187
Nabtesco	17,000		193,182
Nihon Nohyaku	32,000		295,983
Nippon Carbon	101,000		319,228
Nippon Denko	55,000		362,209
Nippon Electric Glass	17,000		197,315
Obic	260		44,387
OPT	172		256,545
Osaka Securities Exchange	139		624,471
POINT	6,750		363,901
Seven Bank	109		284,713
Shinko Plantech	42,000		344,968
Square Enix Holdings	26,200		582,992
Sugi Pharmacy	25,400		541,025
Sundrug	17,000		380,074
Taiyo Nippon Sanso	23,000		221,247
Tokyo Ohka Kogyo	12,100		259,012
Toyo Engineering	67,000		209,641
Toyo Tanso	5,400		286,554
Toyoda Gosei	10,200		315,919
Toyota Boshoku	15,500		303,446
Tsumura & Co	16,300		527,252

Total			14,797,604

Malaysia (0.3%)
Genting Plantations	144,500		231,890

Norway (0.3%)
Norwegian Energy	74,500	(b)	222,464

Panama (—%)
Thunderbird Resorts	71,100	(b)	39,461

Russia (0.3%)
Wimm-Bill-Dann Foods ADR	3,200	(b)	218,112

Singapore (0.3%)
Goodpack	331,000		234,646

South Africa (0.4%)
Aquarius Platinum	84,205		365,721

South Korea (2.8%)
CJ Cheiljedang	3,314		474,874
GS Engineering & Construction	5,963		425,287
Korea Plant Service & Engineering	11,730		302,263
MegaStudy	3,051		592,191
Mirae Asset Securities	7,535		479,124

Total			2,273,739

Issuer	Shares		Value(a)
Sweden (0.8%)
Bjoern Borg	40,284		316,920
Lundin Petroleum	36,612	(b)	324,321

Total			641,241

Switzerland (4.0%)
Bachem Holding Cl B	3,928		264,710
Dufry Group	26,553	(b)	1,031,402
Logitech Intl	21,824	(b)	367,683
Panalpina Welttransport Holding	4,681		359,268
Temenos Group	43,011	(b)	861,509
Valiant Holding	2,091		392,405

Total			3,276,977

United Kingdom (7.8%)
AMEC	21,356		251,506
ASOS	40,982	(b)	237,896
Babcock Intl Group	53,183		418,216
Chemring Group	17,066		577,862
Chloride Group	138,559		329,250
Close Brothers Group	49,533		572,170
Connaught	40,371		255,255
Domino’s Pizza UK & IRL	93,976		375,976
Hampson Inds	218,546		229,997
Hunting	27,233		190,156
IG Group Holdings	60,097		302,175
Infinity Bio-Energy	340,514	(b)	13,621
James Fisher & Sons	31,682		223,603
Mears Group	78,817		323,229
N Brown Group	131,227		508,569
Rightmove	40,198		280,349
Ultra Electronics Holdings	29,133		554,790
VT Group	63,248		496,573
Xchanging	68,421		219,447

Total			6,360,640

United States (37.4%)
Acadia Pharmaceuticals	61,500	(b)	250,305
Akamai Technologies	17,200	(b)	282,768
AMCOL Intl	11,500		216,315
American Campus Communities	13,000		298,090
Ameron Intl	5,600		417,312
AmSurg	18,450	(b)	380,439
Anworth Mtge Asset	58,000		437,320
Applied Industrial Technologies	18,000		398,160
AptarGroup	11,000		384,120
Arena Pharmaceuticals	91,715	(b)	467,746
Ariba	29,200	(b)	306,892
ARRIS Group	24,500	(b)	298,410
BPZ Resources	61,700	(b)	444,241
Brocade Communications Systems	36,000	(b)	282,960
Capstead Mtge	34,300		458,248
Carlisle Companies	10,800		338,364
Carpenter Technology	16,200		302,778
Cato Cl A	15,800		314,104
Centene	20,200	(b)	390,062
Ceradyne	14,000	(b)	252,700

Issuer	Shares		Value(a)
Cimarex Energy	6,300		225,414
CIRCOR Intl	10,500		242,130
Cogdell Spencer	76,800		344,064
CRA Intl	15,500	(b)	417,415
Crane	12,500		265,250
Cubic	7,600		297,616
Dollar Financial	15,800	(b)	248,060
DSP Group	39,500	(b)	344,045
DSW Cl A	35,600	(b)	480,243
Duff & Phelps Cl A	17,600		319,088
EF Johnson Technologies	58,400	(b)	39,718
EMCOR Group	14,500	(b)	349,740
Emulex	37,100	(b)	338,723
Flowers Foods	17,450		412,344
Force Protection	44,400	(b)	229,548
GeoEye	12,500	(b)	310,000
Grubb & Ellis	209,100	(b)	123,369
H&E Equipment Services	38,200	(b)	406,448
Hatteras Financial	15,200		430,616
Imation	46,100		418,588
Incyte	53,600	(b)	278,720
Integral Systems	24,021	(b)	172,471
Investors Real Estate Trust	34,900		324,919
Jaguar Mining	38,000	(b)	312,740
JDA Software Group	18,800	(b)	387,468
Kansas City Life Insurance	8,400		264,096
King Pharmaceuticals	40,000	(b)	362,800
Kirby	10,800	(b)	399,708
Knot	48,728	(b)	425,883
Lance	16,300		413,042
Leap Wireless Intl	11,600	(b)	277,820
LHC Group	16,500	(b)	484,275
ManTech Intl Cl A	8,100	(b)	431,729
MAXIMUS	6,500		277,030
Medicines	45,000	(b)	364,950
MEDNAX	7,700	(b)	356,895
MFA Financial	60,000		444,000
NBTY	11,900	(b)	430,780
NETGEAR	24,000	(b)	408,240
Novatel Wireless	36,200	(b)	343,176
Odyssey HealthCare	34,700	(b)	404,255
OfficeMax	44,500		414,295
OSI Systems	18,800	(b)	372,428
Park Electrochemical	15,300		357,561
Parkervision	58,500	(b)	178,425
Portland General Electric	20,000		380,600
Prospect Capital	39,400		394,001
Quidel	26,000	(b)	388,180
Regis	25,100		342,866
Rentech	235,900	(b)	113,232
ResCare	24,500	(b)	382,690
Retail Ventures	87,200	(b)	290,376
Rigel Pharmaceuticals	53,654	(b)	446,938
Rosetta Resources	33,500	(b)	347,395
RSC Holdings	46,900	(b)	370,041
SeaChange Intl	38,200	(b)	349,530

Issuer	Shares		Value(a)
Shutterfly	20,000	(b)	321,200
SRA Intl Cl A	16,700	(b)	328,990
TAL Intl Group	33,000		365,970
Tellabs	54,000	(b)	313,200
Terex	31,500	(b)	478,170
Titanium Asset Management	95,000	(b)	237,500
Trimble Navigation	6,200	(b)	147,002
TTM Technologies	34,300	(b)	338,541
Unisource Energy	13,500		372,600
Universal Stainless & Alloy Products	20,500	(b)	361,005
W&T Offshore	38,000		406,220
Westar Energy	20,000		393,400
World Acceptance	10,200	(b)	241,944
Zebra Technologies Cl A	13,500	(b)	329,940

Total			30,492,990

Total Common Stocks (Cost: $73,508,318)			$78,128,245

Preferred Stocks & Other (0.5%)(c)

Issuer	Shares		Value(a)
United Kingdom (—%)
Titanium Asset Management Warrants	95,000	(b,e,f)	$—

United States (0.5%)
Callaway Golf Series B Cv	3,600	(d)	402,300
Oilsands Quest Warrants	98,350	(b,e)	28,380
Rentech Warrants	7,000	(b,e)	197

Total Preferred Stocks & Other (Cost: $358,935)			$430,877

Bonds (0.3%)(c)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Canada (0.3%)
Scorpio Mining Cv 03-05-11	7.00%	$238,400	(e)	$194,432
United States (—%)
Nova Biosource Fuels Sr Secured Cv 09-30-12	10.00	948,707	(b,d)	28,461

Total Bonds (Cost: $1,182,593)				$222,893

Money Market Fund (3.1%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.41%	2,534,755	(g)	$2,534,755

Total Money Market Fund (Cost: $2,534,755)			$2,534,755

Total Investments in Securities (Cost: $77,584,601)(h)			$81,316,770

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at July 31, 2009:

	Percentage of net
Industry	assets	Value
Aerospace & Defense	3.0%	$2,446,473
Air Freight & Logistics	0.7	593,914
Auto Components	1.8	1,460,271
Biotechnology	1.8	1,443,709
Building Products	0.5	417,312
Capital Markets	4.2	3,436,734
Chemicals	2.5	2,035,962
Commercial Banks	1.9	1,514,800
Commercial Services & Supplies	3.0	2,473,538
Communications Equipment	2.7	2,209,206
Computers & Peripherals	1.4	1,129,447
Construction & Engineering	3.0	2,451,418
Construction Materials	0.5	411,347
Consumer Finance	0.6	490,004
Containers & Packaging	0.5	384,120
Distributors	0.3	237,518
Diversified Consumer Services	1.5	1,185,686
Diversified Financial Services	1.1	926,646
Electric Utilities	1.4	1,146,600
Electrical Equipment	1.4	1,150,534
Electronic Equipment, Instruments & Components	1.7	1,412,847
Energy Equipment & Services	1.3	1,033,207
Food & Staples Retailing	2.2	1,794,355
Food Products	3.4	2,734,607
Health Care Equipment & Supplies	1.5	1,197,361
Health Care Providers & Services	2.9	2,398,616
Hotels, Restaurants & Leisure	0.5	415,437
Household Durables	1.1	859,901
Household Products	0.3	252,804
Independent Power Producers & Energy Traders	0.7	544,293
Industrial Conglomerates	0.4	338,364
Insurance	1.4	1,167,123
Internet & Catalog Retail	1.3	1,067,665
Internet Software & Services	1.7	1,396,963
IT Services	1.8	1,474,054
Leisure Equipment & Other	0.5	402,300
Life Sciences Tools & Services	1.7	1,408,492
Machinery	2.7	2,169,070
Marine	0.7	599,497
Media	1.0	822,614
Metals	0.3	194,432
Metals & Mining	5.1	4,050,779
Multiline Retail	0.9	730,889
Office Electronics	0.4	329,940
Oil, Gas & Consumable Fuels	4.9	3,908,837
Other Industry	—	28,461
Personal Products	1.6	1,312,852
Pharmaceuticals	1.9	1,582,312
Professional Services	0.5	417,415
Real Estate Investment Trusts (REITs)	4.2	3,453,048
Real Estate Management & Development	1.3	1,048,752
Semiconductors & Semiconductor Equipment	1.4	1,138,078
Software	2.9	2,393,022
Specialty Retail	4.1	3,385,831
Textiles, Apparel & Luxury Goods	1.5	1,252,935
Trading Companies & Distributors	2.3	1,889,199
Water Utilities	0.4	352,604
Wireless Telecommunication Services	0.3	277,820
Other(1)	3.1	2,534,755

Total		$81,316,770

(1)	Cash & Cash Equivalents.
Investments in Derivatives
Forward Foreign Currency Contracts Open at July 31, 2009

	Currency to be	Currency to	Unrealized	Unrealized
Exchange date	delivered	be received	appreciation	depreciation

Aug. 3, 2009	37,979	53,239	$—	$(884)
	European Monetary Unit	U.S. Dollar

Aug. 3, 2009	219,996	134,431	4,566	—
	U.S. Dollar	British Pound

Aug. 4, 2009	61,608	55,676	—	(1,527)
	Canadian Dollar	U.S. Dollar

Aug. 5, 2009	90,729	129,381	83	—
	European Monetary Unit	U.S. Dollar

Total			$4,649	$(2,411)

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated April 30, 2009.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, the value of these securities amounted to $430,761 or 0.5% of net assets.

(e)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at July 31, 2009 was $493,886 representing 0.6% of net assets. Information concerning such security holdings at July 31, 2009 is as follows:

	Acquisition
Security	dates	Cost

Oilsands Quest
Warrants	12-04-07 thru 05-01-09	$—
Rentech
Warrants	04-20-07	—
Scorpio Mining
7.00% Cv 2011	05-02-08	233,886
Titanium Asset Management
Warrants	06-13-07	—
Value Creation	08-10-06 thru 04-30-07	591,585

(f)	Negligible market value.

(g)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at July 31, 2009.

(h)	At July 31, 2009, the cost of securities for federal income tax purposes was approximately $77,585,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$14,229,000
Unrealized depreciation	(10,497,000)

Net unrealized appreciation	$3,732,000

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Statement of Financial Accounting Standards No.157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Security Valuation and Risk in the most recent Semiannual Report dated April 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2009:

	Fair value at July 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks
Capital Markets	$3,165,857	$—	$270,877	$3,436,734
Oil, Gas & Consumable Fuels	3,864,591	15,669	—	3,880,260
All Other Industries (a)	70,811,251	—	—	70,811,251
Preferred Stocks & Other
Leisure Equipment & Products	—	402,300	—	402,300
Oil, Gas & Consumable Fuels	28,380	—	197	28,577

Total Equity Securities	77,870,079	417,969	271,074	78,559,122

Bonds
Corporate Debt Securities	—	28,461	194,432	222,893

Total Bonds	—	28,461	194,432	222,893

Other
Affiliated Money Market Fund (b)	2,534,755	—	—	2,534,755

Total Other	2,534,755	—	—	2,534,755

Investments in Securities	80,404,834	446,430	465,506	81,316,770
Other Financial Instruments (c)	—	2,238	—	2,238

Total	$80,404,834	$448,668	$465,506	$81,319,008

(a)	All other industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2009.

(c)	Other financial instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivatives descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Preferred Stock	Corporate Debt
	Common Stocks	& Other	Securities	Total

Balance as of Oct. 31, 2008	$—	$—	$144,114	$144,114
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)*	(67,250)	197	50,318	(16,735)
Net purchases (sales)	—	—	—	—
Transfers in and/or out of Level 3	338,127	—	—	338,127

Balance as of July 31, 2009	$270,877	$197	$194,432	$465,506

*	Change in unrealized appreciation (depreciation) relating to securities held at July 31, 2009 was $(265,679).

Portfolio of Investments
Seligman Global Technology Fund
July 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (86.5%)(c)

Issuer	Shares		Value(a)
Australia (—%)
UCMS Group	143,278		$117,399

Canada (3.6%)
Open Text	268,300	(b)	10,109,544

China (1.4%)
AsiaInfo Holdings	80,929	(b)	1,559,502
Longtop Financial Technologies ADR	70,400	(b)	1,966,272
VanceInfo Technologies ADR	34,859	(b)	528,114

Total			4,053,888

Guernsey (5.5%)
Amdocs	648,800	(b)	15,519,296

Hong Kong (0.1%)
Lenovo Group	640,000		303,899

Israel (7.2%)
Check Point Software Technologies	629,516	(b)	16,801,782
NICE Systems ADR	129,106	(b)	3,534,922

Total			20,336,704

Japan (2.1%)
Murata Mfg	43,300		2,123,806
Nidec	32,800		2,375,053
TDK	27,700		1,458,203

Total			5,957,062

Netherlands (0.8%)
Koninklijke (Royal) KPN	147,301		2,213,590

Norway (1.8%)
Tandberg	235,900		5,003,694

Taiwan (1.7%)
Acer	697,910		1,472,510
Tripod Technology	359,000		750,881
Unimicron Technology	2,372,000		2,690,360

Total			4,913,751

Turkey (0.3%)
Turkcell ADR	49,100		774,798

United Kingdom (3.2%)
BT Group	839,200		1,775,453
Micro Focus Intl	899,150		6,060,582
TelecityGroup	86,800	(b)	488,639
Xchanging	219,600		704,324

Total			9,028,998

Issuer	Shares		Value(a)
United States (58.8%)
Abbott Laboratories	31,100		1,399,189
Apple	82,300	(b,d)	13,446,997
Aspen Technology	340,299	(b)	3,368,960
BMC Software	79,520	(b)	2,706,066
Brocade Communications Systems	200,700	(b)	1,577,502
Cisco Systems	481,400	(b)	10,595,614
eBay	62,800	(b)	1,334,500
Electronics for Imaging	179,700	(b)	2,048,580
EMC	639,000	(b)	9,623,340
F5 Networks	49,400	(b)	1,833,728
Fidelity Natl Information Services	158,600		3,714,412
Fiserv	31,600	(b)	1,498,156
Hewlett-Packard	265,200		11,483,160
IBM	45,802		5,401,430
Magma Design Automation	106,300	(b)	156,261
Maxim Integrated Products	44,263		784,340
McAfee	83,513	(b)	3,723,010
Mentor Graphics	544,291	(b)	3,777,380
Microsoft	428,000		10,066,560
NetApp	531,600	(b)	11,939,736
Netezza	247,000	(b)	2,232,880
Nuance Communications	175,200	(b)	2,312,640
Oracle	58,800		1,301,244
Parametric Technology	573,900	(b)	7,409,049
QUALCOMM	248,500		11,483,185
Qwest Communications Intl	490,700		1,894,102
Riverbed Technology	150,500	(b)	3,011,505
Silicon Laboratories	32,200	(b)	1,379,126
SonicWALL	354,500	(b)	2,690,655
Sybase	42,000	(b)	1,503,600
Symantec	753,500	(b)	11,249,755
Synopsys	759,990	(b)	15,184,600
Yahoo!	262,900	(b)	3,764,728

Total			165,895,990

Total Common Stocks
(Cost: $243,051,068)			$244,228,613

Money Market Fund (11.7%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.41%	33,135,312	(e)	$33,135,312

Total Money Market Fund
(Cost: $33,135,312)			$33,135,312

Total Investments in Securities
(Cost: $276,186,380)(f)			$277,363,925

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at July 31, 2008:

	Percentage of
Industry	net assets	Value
Commercial Services & Supplies	—%	$117,399
Communications Equipment	11.9	33,505,228
Computers & Peripherals	20.5	57,952,532
Diversified Telecommunication Services	2.1	5,883,145
Electronic Equipment, Instruments & Components	3.3	9,398,303
Internet Software & Services	5.6	15,697,411
IT Services	7.6	21,436,188
Pharmaceuticals	0.5	1,399,189
Semiconductors & Semiconductor Equipment	0.8	2,163,466
Software	33.9	95,900,954
Wireless Telecommunication Services	0.3	774,798
Other(1)	11.7	33,135,312

Total		$277,363,925

(1)	Cash & Cash Equivalents.
Investments in Derivatives
Open Options Contracts Written at July 31, 2009

		Number of	Exercise	Premium	Expiration
Issuer	Puts/Calls	contracts	price	received	date	Value(a)

Apple	Call	170	$160	$78,711	Sept. 2009	$157,250

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated April 30, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	At July 31, 2009, securities valued at $2,777,630 were held to cover open call options written.

(e)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at July 31, 2009.

(f)	At July 31, 2009, the cost of securities for federal income tax purposes was approximately $276,186,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$20,127,000
Unrealized depreciation	(18,949,000)

Net unrealized appreciation	$1,178,000

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Statement of Financial Accounting Standards No.157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements - Security Valuation and Risk in the most recent Semiannual report dated April 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2009:

	Fair value at July 31, 2009
	Level 1	Level 2	Level 3
	quoted prices	other
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks
Commercial Services & Supplies	$—	$117,399	$—	$117,399
All Other Industries(a)	244,111,214	—	—	244,111,214

Total Equity Securities	244,111,214	117,399	—	244,228,613

Other
Affiliated Money Market Fund(b)	33,135,312	—	—	33,135,312

Total Other	33,135,312	—	—	33,135,312

Investments in Securities	277,246,526	117,399	—	277,363,925
Other Financial Instruments(c)	157,250	—	—	157,250

Total	$277,403,776	$117,399	$—	$277,521,175

(a)	All other industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2009.

(c)	Other Financial Instruments are derivative instruments. See Investments in Derivatives following the Portfolio of Investments for more information.

Portfolio of Investments
Seligman International Growth Fund
July 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (96.4%)(c)

Issuer	Shares		Value(a)
Australia (1.5%)
Rio Tinto	11,851		$492,735

Belgium (1.0%)
Hansen Transmissions Intl	143,475	(b)	323,552

Brazil (1.2%)
Itaú Unibanco Holding ADR	21,400		382,846

Canada (4.0%)
Agnico-Eagle Mines	2,900		169,795
Potash Corp of Saskatchewan	1,700		158,117
Research In Motion	4,400	(b)	334,400
Teck Resources Cl B	23,000	(b)	604,670

Total			1,266,982

China (7.7%)
Alibaba.com	56,000	(b)	128,619
ANTA Sports Products	206,000		308,865
China High Speed Transmission Equipment Group	95,000		238,050
China Railway Construction Series H	96,000		154,094
China Shenua Energy	39,500		162,331
China Zhongwang Holdings	338,800	(b)	454,645
NetEase.com ADR	5,700	(b)	251,142
Shanda Interactive Entertainment ADR	4,500	(b)	223,110
Suntech Power Holdings ADR	14,800	(b)	272,172
Yingli Green Energy Holding ADR	20,400	(b)	270,708

Total			2,463,736

Denmark (2.1%)
Carlsberg Series B	3,142		217,998
Vestas Wind Systems	6,645	(b)	468,038

Total			686,036

Egypt (0.1%)
EFG-Hermes Holding GDR	2,697		21,576

France (5.3%)
Alcatel-Lucent	56,506	(b)	156,244
BNP Paribas	6,172		449,964
Essilor Intl	4,644		257,483
Renault	9,524	(b)	406,151
Technip	3,318		200,610
Ubisoft Entertainment	12,794	(b)	218,550

Total			1,689,002

Issuer	Shares		Value(a)
Germany (9.9%)
Daimler	17,288		800,079
Deutsche Boerse	2,577		204,219
Metro	14,660		848,959
Siemens	6,700		534,772
ThyssenKrupp	25,178		775,143

Total			3,163,172

Hong Kong (3.1%)
BOC Hong Kong Holdings	59,500		126,677
Esprit Holdings	49,100		352,884
Li & Fung	38,000		112,038
Sun Hung Kai Properties	27,000		409,352

Total			1,000,951

Ireland (0.8%)
Experian	31,347		258,676

Israel (2.1%)
Teva Pharmaceutical Inds ADR	12,400		661,416

Japan (9.6%)
Komatsu	27,100		443,623
Nikon	8,000		160,803
Nippon Electric Glass	34,000		394,526
Panasonic	20,100		318,626
Rakuten	810		520,454
Shin-Etsu Chemical	2,400		129,353
SoftBank	18,900		402,468
Sumitomo Mitsui Financial Group	3,400		145,522
Toshiba	128,000		568,137

Total			3,083,512

Luxembourg (1.5%)
ArcelorMittal	13,700		493,748

Mexico (0.9%)
Fresnillo	28,107		293,211

Netherlands (6.2%)
ASML Holding	19,792		518,209
Koninklijke (Royal) KPN	31,944		480,111
Qiagen	26,600	(b)	507,655
Unilever	17,546		479,409

Total			1,985,384

Russia (1.0%)
Vimpel-Communications ADR	24,600	(b)	332,346

South Africa (0.4%)
Naspers Series N	3,864		115,273

South Korea (0.8%)
Hyundai Motor	3,742		268,417

Spain (3.7%)
Banco Santander	40,765		590,320

Issuer	Shares		Value(a)
Red Electrica de Espana	12,541		589,328

Total			1,179,648

Sweden (1.6%)
Lundin Petroleum	22,387	(b)	198,244
Telefonaktiebolaget LM Ericsson Series B	31,149		305,619

Total			503,863

Switzerland (12.2%)
Credit Suisse Group	12,360		584,083
Julius Baer Holding	8,436		401,808
Nestlé	13,340		549,004
Roche Holding	5,280		832,527
Sonova Holding	1,965		173,304
Swatch Group	2,004		366,239
UBS	24,175	(b)	353,129
Xstrata	45,346		612,197

Total			3,872,291

Taiwan (0.5%)
HTC	12,000		163,680

United Kingdom (19.2%)
ARM Holdings	210,032		442,946
AstraZeneca	8,650		405,017
British American Tobacco	20,082		623,284
Burberry Group	29,025		223,030
Eurasian Natural Resources	35,659		514,357
HSBC Holdings	79,200		801,404
Imperial Tobacco Group	8,501		242,971
Kingfisher	136,120		483,755
Michael Page Intl	79,530		400,878
Reckitt Benckiser Group	14,347		689,261
Standard Chartered	22,476		533,515
Vodafone Group	367,487		753,217

Total			6,113,635

Total Common Stocks (Cost: $25,257,300)			$30,815,688

Total Investments in Securities (Cost: $25,257,300)(d)			$30,815,688

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at July 31, 2009:

	Percentage of net
Industry	assets	Value
Automobiles	4.6%	$1,474,647
Beverages	0.7	217,998
Capital Markets	4.7	1,489,215
Chemicals	0.9	287,470
Commercial Banks	9.5	3,030,248
Communications Equipment	2.5	796,263
Computers & Peripherals	2.3	731,817
Construction & Engineering	0.5	154,094
Distributors	0.4	112,038
Diversified Financial Services	0.6	204,219
Diversified Telecommunication Services	2.5	812,457
Electric Utilities	1.8	589,328
Electrical Equipment	3.9	1,248,968
Electronic Equipment, Instruments & Components	1.2	394,526
Energy Equipment & Services	0.6	200,610
Food & Staples Retailing	2.7	848,959
Food Products	3.2	1,028,413
Health Care Equipment & Supplies	1.3	430,787
Household Durables	1.0	318,626
Household Products	2.2	689,261
Industrial Conglomerates	1.7	534,772
Internet & Catalog Retail	1.6	520,454
Internet Software & Services	0.8	251,142
Leisure Equipment & Products	0.5	160,803
Life Sciences Tools & Services	1.6	507,655
Machinery	2.4	767,175
Media	0.4	115,273
Metals & Mining	13.8	4,410,501
Oil, Gas & Consumable Fuels	1.1	360,575
Pharmaceuticals	5.9	1,898,960
Professional Services	2.1	659,554
Real Estate Management & Development	1.3	409,352
Semiconductors & Semiconductor Equipment	3.0	961,155
Software	1.4	441,660
Specialty Retail	2.6	836,639
Textiles, Apparel & Luxury Goods	2.8	898,134
Tobacco	2.7	866,255
Wireless Telecommunication Services	3.6	1,155,685

Total		$30,815,688

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fund Merger — In June 2009, shareholders of Seligman International Growth Fund approved the merger of Seligman International Growth Fund into RiverSource Partners International Select Growth Fund. The merger occurred on August 14, 2009.
Investments in Derivatives
Forward Foreign Currency Contracts Open at July 31, 2009

			Unrealized	Unrealized
Exchange date	Currency to be delivered	Currency to be received	appreciation	depreciation

Aug. 3, 2009	295,228 European Monetary Unit	290,364 U.S. Dollar	$ —	$(4,863)

Aug. 3, 2009	263,310 South African Rand	262,897 U.S. Dollar	—	(413)

Aug. 3, 2009	57,357 Swiss Franc	56,224 U.S. Dollar	—	(1,132)

Aug. 3, 2009	59,602 U.S. Dollar	60,330 European Monetary Unit	728	—

Aug. 4, 2009	7,900 British Pound	7,804 U.S. Dollar	—	(97)

Aug. 4, 2009	142,588 Canadian Dollar	140,958 U.S. Dollar	—	(1,630)

Aug. 4, 2009	271,167 U.S. Dollar	271,165 Hong Kong Dollar	—	(2)

Aug. 4, 2009	60,055 U.S. Dollar	61,074 Swiss Franc	1,019	—

Aug. 5, 2009	36,844 European Monetary Unit	36,862 U.S. Dollar	18	—

Aug. 5, 2009	101,027 U.S. Dollar	101,067 British Pound	39	—

Aug. 5, 2009	159,094 U.S. Dollar	160,345 Japanese Yen	1,251	—

Aug. 5, 2009	2,921 U.S. Dollar	2,877 South African Rand	—	(44)

Aug. 5, 2009	199,196 U.S. Dollar	199,093 Swiss Franc	—	(103)

Total			$3,055	$(8,284)

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated April 30, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	At July 31, 2009, the cost of securities for federal income tax purposes was approximately $25,257,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$5,918,000
Unrealized depreciation	(359,000)

Net unrealized appreciation	$5,559,000

Fair Value Measurements
Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Security Valuation and Risk in the most recent Semiannual Report dated April 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2009:

	Fair value at July 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$30,815,688	$—	$—	$30,815,688

Total Equity Securities	30,815,688	—	—	30,815,688

Investments in Securities	30,815,688	—	—	30,815,688
Other Financial Instruments (b)	—	(5,229)	—	(5,229)

Total	$30,815,688	$(5,229)	$—	$30,810,459

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Seligman Global Fund Series, Inc.

By	/s/ Patrick T. Bannigan Patrick T. Bannigan
President and Principal Executive Officer

Date	September 29, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer

Date	September 29, 2009

By	/s/ Jeffrey P. Fox

Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date	September 29, 2009